S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Sep. 28, 2026 USD ($) $ / shares shares
Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	1,543,000
Over-Allotment Option [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	1,918,000
Private Placement Warrant [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	500,000
Founder Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	600,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 16,679
With Over Allotment [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	1,556,250
Price Paid or to be Paid for Securities, Total Amount | $	$ 1,056,250
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 1
Without Over Allotment [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 1,000,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 1
Without Over Allotment [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	1,500,000
Promissory Note [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 500,000
Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 500,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 1